OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fees and Commissions Expenses
Baking services	$ 415,188	$ 364,469	$ 788,110	$ 713,405
Sales, collections and other services	227,763	213,249	434,259	405,513
Correspondent banking	187,544	124,126	295,006	209,523
Payments and collections	11,181	12,651	20,108	20,268
Others	76,559	54,963	131,685	103,137
Total expenses for commissions	$ 918,235	$ 769,458	$ 1,669,168	$ 1,451,846